NOTE 11. COMMITMENT AND CONTINGENCIES - NOTE 11. COMMITMENT AND CONTINGENCIES (SCHEDULE) (Details) (USD $)	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Year ended, December 31, 2013	$ 119,766
2014	123,359
2015	127,060
Total	$ 370,185